Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Components of Lease Expense	Components of lease expense are as follows:

	For the year ended December 31,
	2025	2024	2023
Operating lease expense	$9,348	$8,939	$8,937

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases was as follows:

	For the year ended December 31,
	2025	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases	$9,744	$9,940	$8,294
Leased assets obtained in exchange for new operating lease liabilities	$3,301	$27,620	$498

Schedule of Weighted-Average Remaining Lease Term and Discount Rate

Weighted-average remaining lease term and discount rate for our operating leases are as follows:

	As of December 31,
	2025	2024	2023
Weighted-average remaining lease term	6.1 years	6.8 years	5.4 years
Weighted-average discount rate	6.4%	6.4%	6.3%

Schedule of Maturities of Lease Liabilities

As of December 31, 2025, remaining maturities of lease liabilities on an undiscounted cash flow basis were as follows:

2026	10,674
2027	9,531
2028	6,393
2029	6,774
2030	6,629
2031 and beyond	11,967
Total lease payments	51,968
Less: interest	(9,138)
Total lease liability	$42,830
Current portion of lease liability	9,016
Non-current portion of lease liability	33,814